3. INVESTMENT SECURITIES: Investments Classified by Contractual Maturity Date (Details)	Dec. 31, 2020 USD ($)
Details
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, Year One	$ 971,354
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	1,234,597
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, Year One	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	0
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year One Through Five	5,668,206
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	5,781,356
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year One Through Five	379,002
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Five	380,850
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	22,551,147
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	23,863,176
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 5 Through 10	0
Debt Securities, Available-for-Sale, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 10	175,139,460
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 10	190,175,289
Debt Securities, Held-to-Maturity, Amortized Cost, Maturity, Allocated and Single Maturity Date, after Year 10	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity, Allocated and Single Maturity Date, after Year 10	0
Available-for-sale Securities, Debt Maturities, Amortized Cost	204,330,167
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	221,054,418
Debt Securities, Held-to-maturity, Maturity, without Single Maturity Date, Amortized Cost	379,002
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 380,850